General (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 2,016	$ 2,884
Restricted cash	114	114
Marketable debt securities	11,769	31,931
Net loss	17,900	32,400	$ 28,800
Retained earnings accumulated deficit	$ 186,040	$ 168,174